Pioneer Municipal High
Income Trust

Schedule of Investments | July 31, 2020

Ticker Symbol: MHI

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 140.3%
	COLLATERALIZED MORTGAGE OBLIGATION - 0.3% of Net Assets
1,000,000	Texas Department of Housing & Community Affairs, 2.3%, 7/1/37 (FNMA Insured)	$1,031,090
	TOTAL COLLATERALIZED MORTGAGE OBLIGATION
	(Cost $1,000,000)	$1,031,090
	TAX EXEMPT OBLIGATIONS - 140.0% of Net Assets(a)
	Arizona - 2.5%
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	$5,041,320
2,250,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,336,872
24,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,213
	Total Arizona	$7,402,405
	California - 6.1%
1,000,000	California County Tobacco Securitization Agency, 5.0%, 6/1/49	$1,175,000
10,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	2,300,000
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	3,401,220
1,450,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,480,711
530,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	553,505
1,625,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	1,877,818
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,410,906
2,000,000(b)	Los Angeles Community College District, Series G, 4.0%, 8/1/39	2,221,600
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.0%, 7/1/30	2,077,159
1,500,000(b)	State of California, 3.0%, 10/1/33	1,708,920
	Total California	$18,206,839
	Colorado - 2.3%
2,180,000	Board of Water Commissioners City & County of Denver, 4.0%, 9/15/42	$2,532,986
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	1,857,540
1,665,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 6/1/39 (144A)	2,478,702
	Total Colorado	$6,869,228
	Connecticut - 3.0%
3,470,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$3,513,340
5,000,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	5,559,750
	Total Connecticut	$9,073,090
	District of Columbia - 3.6%
2,380,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$2,618,000
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,232,560
10,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,027,500
	Total District of Columbia	$10,878,060
	Florida - 4.5%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,178,940
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,181,640
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,712,500
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/34	5,450,650
	Total Florida	$13,523,730
	Georgia - 6.1%
7,010,000	Brookhaven Development Authority, 4.0%, 7/1/49	$7,954,598
2,333,423	Clayton County Development Authority, Delta Air Lines, Series A, 8.75%, 6/1/29	2,350,480
3,500,000	County of Fulton GA Water & Sewerage Revenue, 2.25%, 1/1/42	3,591,035
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	4,498,840
	Total Georgia	$18,394,953
	Idaho - 1.7%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$5,030,700
	Total Idaho	$5,030,700
	Illinois - 9.3%
2,087,000(e)(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	$1,460,900
1,305,000(c)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	6,525
261,000	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	1,305
261,000(f)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	3,589
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,096,450
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.5%, 5/15/54	3,523,440
1,610,000(g)	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	1,768,247
13,785,000	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	14,624,506
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,017,710
1,485,000(g)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.65%, 6/15/22 (NATL-RE Insured)	1,656,176
695,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	660,264
	Total Illinois	$27,819,112
	Indiana - 1.5%
250,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$7,187
750,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	21,563
Principal Amount USD ($)		Value
	Indiana - (continued)
500,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	$14,375
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	1,905,700
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,508,565
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,038,190
	Total Indiana	$4,495,580
	Louisiana - 0.8%
2,260,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$2,305,675
	Total Louisiana	$2,305,675
	Maine - 2.6%
1,400,000	City of Portland ME General Airport Revenue, 4.0%, 1/1/40	$1,578,318
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	1,555,575
4,480,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,800,006
	Total Maine	$7,933,899
	Maryland - 0.9%
1,350,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,442,880
1,250,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	1,350,750
	Total Maryland	$2,793,630
	Massachusetts - 15.5%
2,000,000(b)	City of Boston, Series A, 5.0%, 3/1/39	$2,604,080
4,000,000(b)	Commonwealth of Massachusetts, 3.0%, 3/1/49	4,283,120
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,248,970
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/36	2,362,681
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	8,036,050
1,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	1,098,100
5,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S-1, 4.0%, 7/1/41	5,668,000
7,100,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	11,610,062
115,000	Massachusetts Educational Financing Authority, Series I, 6.0%, 1/1/28	115,546
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	4,620,209
	Total Massachusetts	$46,646,818
	Michigan - 3.0%
2,640,000	Michigan State University, Series A, 5.0%, 8/15/41	$2,939,350
6,100,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	6,145,750
	Total Michigan	$9,085,100
	Minnesota - 4.9%
1,940,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$1,942,522
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,009,120
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,113,510
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/35	3,328,353
6,000,000(b)	State of Minnesota, Series B, 4.0%, 8/1/27	7,273,200
	Total Minnesota	$14,666,705
	Montana - 0.0%†
1,600,000(f)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$122,560
	Total Montana	$122,560
	New Hampshire - 0.8%
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	$1,518,720
1,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,010,600
	Total New Hampshire	$2,529,320
	New Jersey - 2.2%
1,000,000	New Jersey Economic Development Authority, Charter Marion P Thomas, 5.375%, 10/1/50 (144A)	$1,035,640
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	3,066,090
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,392,775
	Total New Jersey	$6,494,505
	New Mexico - 1.2%
955,000	County of Otero, Otero County Jail Project, 9.0%, 4/1/23	$864,265
2,960,000(e)	County of Otero, Otero County Jail Project, 9.0%, 4/1/28	2,678,830
	Total New Mexico	$3,543,095
	New York - 13.7%
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	$2,280,540
4,865,000	New York State Dormitory Authority, 5.0%, 10/1/50	8,516,620
8,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/41	9,210,960
2,500,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/41	3,158,875
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,559,225
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,540,235
3,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	3,134,730
1,000,000	Troy Capital Resource Corp., 4.0%, 9/1/40	1,112,310
2,362,177	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	2,555,970
	Total New York	$41,069,465
Principal Amount USD ($)		Value
	North Carolina - 2.2%
4,225,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/38 (144A)	$6,498,135
	Total North Carolina	$6,498,135
	North Dakota - 0.9%
2,525,000(d)	County of Burleigh, St. Alexius Medical Center, 5.0%, 7/1/38	$2,744,624
	Total North Dakota	$2,744,624
	Ohio - 1.6%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 4.0%, 6/1/48	$1,116,250
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	998,830
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,726,075
	Total Ohio	$4,841,155
	Oregon - 2.3%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,232,400
5,190,000(d)	Oregon Health & Science University, Series E, 5.0%, 7/1/32	5,646,097
	Total Oregon	$6,878,497
	Pennsylvania - 3.9%
3,000,000	Geisinger Authority, Geisinger Health System, series A-1, 5.0%, 2/15/45	$3,550,410
1,500,000	Pennsylvania Turnpike Commission, 5.25%, 12/1/44	1,919,475
500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	516,285
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	476,505
2,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	2,169,840
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,002,510
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,004,800
	Total Pennsylvania	$11,639,825
	Puerto Rico - 1.2%
6,255,000(b)(f)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$3,627,900
	Total Puerto Rico	$3,627,900
	Rhode Island - 3.4%
5,900,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$1,062,000
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	2,362,980
1,500,000(d)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,551,555
1,000,000	Rhode Island Turnpike & Bridge Authority, 4.0%, 10/1/44	1,155,990
2,500,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	3,948,100
	Total Rhode Island	$10,080,625
	South Carolina - 1.1%
2,850,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$3,433,595
	Total South Carolina	$3,433,595
	Texas - 9.4%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$534,195
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,092,010
2,500,000(d)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,571,300
1,250,000	City of Houston TX Combined Utility System Revenue, 4.0%, 11/15/35	1,567,087
1,490,000(b)	County of Harris, Series A, 5.0%, 10/1/26	1,850,178
5,000,000(b)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,628,900
1,000,000(e)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 0.17%, 12/1/41	1,000,000
3,785,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/35	4,318,458
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,650,720
3,960,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	975,150
1,000,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	100
1,000,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55	100
2,000,000(d)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	2,044,400
2,000,000	Texas Water Development Board, 4.0%, 10/15/44	2,430,900
2,500,000(d)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,574,400
	Total Texas	$28,237,898
	Utah - 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/35	$1,232,250
	Total Utah	$1,232,250
	Virginia - 11.0%
5,000,000(b)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$5,590,100
1,000,000	City of Richmond VA Public Utility Revenue, 3.0%, 1/15/45	1,108,400
2,200,000(b)	County of Arlington, 4.0%, 8/15/35	2,587,838
1,415,000(b)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,665,115
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,244,950
4,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	4,496,480
5,000,000	Virginia College Building Authority, Series A, 3.0%, 2/1/36	5,560,050
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.0%, 5/15/37	4,459,400
1,000,000	Virginia Public Building Authority, 4.0%, 8/1/39	1,245,970
	Total Virginia	$32,958,303
	Washington - 10.3%
3,745,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	$4,389,327
Principal Amount USD ($)		Value
	Washington - (continued)
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH-BD GTY Insured)	$2,892,050
14,315,000(b)(c)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	14,182,586
3,285,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/45 (144A)	5,196,772
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	3,026,325
1,150,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,199,772
	Total Washington	$30,886,832
	Wisconsin - 6.1%
1,500,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	$1,621,380
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,299,950
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	782,925
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,006,180
1,465,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,675,433
5,000,000	Wisconsin Department of Transportation, Series A, 5.0%, 7/1/28	5,827,450
2,000,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	2,100,100
	Total Wisconsin	$18,313,418
	TOTAL TAX-EXEMPT OBLIGATIONS
	(Cost $395,066,611)	$420,257,526
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 140.3%
	(Cost $396,066,611)	$421,288,616
	OTHER ASSETS AND LIABILITIES – (40.3)%	$(121,052,264)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$300,236,352

AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
FNMA COLL	Federal National Mortgage Association Collateral.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB
Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at July 31, 2020.

SCH-BD GTY	School Board Guaranteed.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $37,356,976, or 12.4% of net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(f)	Security is in default.
(g)	Escrow to maturity.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$–	$1,031,090	$–	$1,031,090
Tax-Exempt Obligations	–	420,257,526	–	420,257,526
Total Investments in Securities	$–	$421,288,616	$–	$421,288,616
Other Financial Instruments
Variable Rate MuniFund Term Preferred Shares(a)	$–	$(125,000,000)	$–	$(125,000,000)
Total Other Financial Instruments	$–	$(125,000,000)	$–	$(125,000,000)

(a) The Trust may hold liabilities in which the fair value approximates the carrying amount for financial statements purposes.

During the three months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.